Trade and other receivables	12 Months Ended
Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade and other receivables	Trade and other receivables

(in €‘000)	December 31, 2022	December 31, 2021
Trade receivables – gross	42,670	39,563
Loss allowance	—	(1)
Trade receivables – net	42,670	39,562
VAT receivables	2,459	1,015
Other receivables	1,517	232
Receivables from related parties	194	142
Government grants receivables	395	1,126
Total	47,235	42,077
The aging of the Group’s trade receivables and contract assets at the reporting date for all periods presented is disclosed in Note 32.
The movements in the loss allowance for the years ended December 31, 2022 and 2021 have been as follows:

	Trade receivables
(in €‘000)	2022	2021
Opening balance loss allowance at the beginning of the year	1	2
Additions to loss allowance	—	—
Receivables written off during the year as uncollectible	—	—
Unused amount reversed during the year	(1)	(1)
Closing balance loss allowance at the end of the year	—	1
There are no loss allowances on contract assets recognized as of December 31, 2022 and December 31, 2021. Impairment losses on trade receivables and contract assets are recorded in other costs, within general and administrative expenses in the consolidated statement of profit or loss. Subsequent recoveries of amounts previously written off are credited against the same line item.
Details about the Group’s exposure to credit risk is included in Note 32.